PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Weighted Average
December 31,	Depreciation Rate	2013	2012
(millions of Canadian dollars)
Liquids Pipelines
Pipeline	2.6%	8,974	8,249
Pumping equipment, buildings, tanks and other	3.0%	6,248	5,094
Land and right-of-way	2.2%	253	225
Under construction	-	4,846	1,675
		20,321	15,243
Accumulated depreciation		(3,838)	(3,432)
		16,483	11,811
Gas Distribution
Gas mains, services and other	3.8%	8,020	7,583
Land and right-of-way	1.1%	79	79
Under construction	-	179	102
		8,278	7,764
Accumulated depreciation		(2,074)	(1,912)
		6,204	5,852
Gas Pipelines, Processing and Energy Services
Pipeline	3.5%	1,013	544
Wind turbines, solar panels and other	4.4%	1,092	519
Power transmission[1]	2.1%	384	29
Land and right-of-way	4.3%	6	6
Under construction[1]	-	1,233	1,761
		3,728	2,859
Accumulated depreciation		(344)	(350)
		3,384	2,509
Sponsored Investments
Pipeline	2.9%	8,979	6,890
Pumping equipment, buildings, tanks and other	3.2%	5,381	4,787
Wind turbines, solar panels and other	3.7%	2,243	1,544
Land and right-of-way	2.3%	755	642
Under construction	-	2,201	2,002
		19,559	15,865
Accumulated depreciation		(3,429)	(2,770)
		16,130	13,095
Corporate
Other[1]	12.7%	84	76
Under construction[1]	-	36	12
		120	88
Accumulated depreciation		(42)	(37)
		78	51
		42,279	33,318

1                  Due to a change in organizational structure effective January 1, 2013, Property, plant and equipment of $313 million were reclassified from the Corporate segment to the Gas Pipelines and Energy Services segment for the year ended December 31, 2012.